Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Shareholders' Equity
Shareholders' Equity

Note 9. Shareholders’ Equity

Share Awards

We have common shares available for issuance under the terms of our 2009 Plan.  As described in Note 5, we awarded common shares to our officers and certain employees of RMR in 2010, 2011 and 2012.  We also awarded to each of our Trustees 2,000 common shares in 2012 with an aggregate market value of $224 ($45 per Trustee), 2,000 common shares in 2011 with an aggregate market value of $256 ($51 per Trustee) and 1,500 common shares in 2010 with an aggregate market value of $208 ($42 per Trustee) as part of their annual compensation, based upon the closing price of our common shares on the NYSE on the date of grant. The common shares awarded to our Trustees vested immediately. The common shares awarded to our officers and certain employees of RMR vest in five equal annual installments beginning on the date of grant. We include the value of awarded shares in general and administrative expenses at the time the awards vest.

A summary of shares granted and vested under the terms of our 2009 Plan for the years ended December 31, 2012, 2011 and 2010, is as follows:

	2012		2011		2010
		Weighted		Weighted		Weighted
	Number	Average	Number	Average	Number	Average
	of	Grant Date	of	Grant Date	of	Grant Date
	Shares	Fair Value	Shares	Fair Value	Shares	Fair Value
Unvested shares, beginning of year	64,270	$23.92	44,320	$25.21	20,080	$22.14
Shares granted	93,058	23.72	50,850	23.16	44,450	26.92
Shares vested	(81,224)	23.77	(30,900)	24.52	(20,210)	25.92
Unvested shares, end of year	76,104	23.84	64,270	23.92	44,320	25.21

The 76,104 unvested shares as of December 31, 2012 are scheduled to vest as follows: 27,863 shares in 2013, 23,264 shares in 2014, 16,373 shares in 2015 and 8,604 in 2016.  As of December 31, 2012, the estimated future compensation expense for the unvested shares was $1,824 based on the closing share price of our common shares on the NYSE on December 31, 2012 of $23.97.  The weighted average period over which the compensation expense will be recorded is approximately 22 months.  During the years ended December 31, 2012, 2011 and 2010, we recorded $1,598, $1,646 and $742, respectively, of compensation expense related to our 2009 Plan.

At December 31, 2012, 1,781,112 of our common shares remain available for issuance under the 2009 Plan.

Distributions

On February 24, 2012, May 24, 2012 and August 22, 2012 we paid a $0.42 per share distribution to our common shareholders.  On November 21, 2012 we paid a $0.43 per share distribution to our common shareholders.  On January 10, 2013, we declared a distribution payable to common shareholders of record on January 25, 2013 in the amount of $0.43 per share.  We paid this distribution on February 22, 2013.

Cash distributions per share paid or payable by us to our common shareholders for the years ended December 31, 2012, 2011, and 2010 were $1.69, $1.67 and $1.21, respectively. The characterization of our distributions paid or accrued in 2012, 2011 and 2010 was 80.36%, 92.88% and 98.34% ordinary income, respectively, and 19.64%, 7.12% and 1.66% return of capital, respectively.

Share Sales

On October 19, 2012, we issued 7,500,000 of our common shares in a public offering at a price of $23.25 per share, raising net proceeds of approximately $166,718.  We used the net proceeds from this offering to repay amounts outstanding under our revolving credit facility and for general business purposes, including funding acquisitions.